Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

(a)	Related parties

Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”)	Related parties of one of the Company’s shareholders
Mr. Liang Lu	Ultimate controller of the Company

(b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2025	2024

Services provided by:
- Bitmain	89,002	88,989

The Company purchased infrastructure hosting services and hash rate services from Bitmain for the six months ended June 30, 2025 and 2024, which amounted to approximately $89.00 million and $88.99 million respectively and were recognized in cost of revenues.

(c)	The Company had the following related party balances as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December31, 2024

Amount due from related parties, net:
- Mr. Liang Lu	61	25
- Bitmain (i) (ii)	28,491	31,512

Pledged Bitcoins- current
- Bitmain (Note 4)	9,397	12,569

(i)	The amounts due from Bitmain as of June 30, 2025 and December 31, 2024 represented the net balance of hosting services fees payable, prepaid hash rate fees and mining equipment purchase price.

(ii)	The Company had outstanding payables to Bitmain under a Framework Sales and Purchase Agreement relating to a mining machine order placed by one of its wholly-owned subsidiaries. To partially settle these payables, the Company issued 582,940 Class A ordinary shares (par value $0.0001 per share) to Bitmain at $4.15 per share, for the settlement of payables amounted to $2,419,200.